Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–167.99%(a)
Alabama–1.98%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)(c)	5.00%	11/15/2046	$ 3,630	$ 3,811,422
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	185	182,447
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(d)	5.00%	01/01/2027	940	1,058,663
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,655,986)(e)(f)	5.50%	01/01/2043	1,900	1,089,878
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	2,100	2,381,282
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	615	623,866
				9,147,558
Arizona–3.17%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,870	1,924,394
Arizona (State of) Industrial Development Authority;
Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	796	802,082
Series 2020 A, RB(g)	5.00%	12/15/2050	300	307,724
Arizona (State of) Industrial Development Authority (Great Lakes Senior Living Community); Series 2019 B, RB	5.13%	01/01/2054	60	39,900
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(b)(d)(g)	5.25%	07/01/2022	870	881,578
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,000	1,014,259
Series 2017, Ref. RB	5.00%	11/15/2045	665	628,995
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	165	167,267
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	380	405,113
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(h)	5.00%	07/01/2042	1,160	1,237,056
Series 2017 A, RB(h)	5.00%	07/01/2047	1,855	1,967,100
Series 2020, RB(c)	5.00%	07/01/2049	2,250	2,475,048
Pima (City of), AZ Industrial Development Authority (The) (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,155	916,321
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	270	271,731
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.38%	07/01/2052	885	888,149
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	600	677,881
				14,604,598
Arkansas–0.12%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	535,956
California–14.75%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(d)(i)	5.00%	04/01/2056	1,890	2,139,444
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	900	760,706
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	279,590
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	8,390	727,388
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	84,588
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	1,245	224,434
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2013, GO Bonds	5.00%	04/01/2037	$ 1,350	$ 1,384,544
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,000	2,085,919
Series 2020, GO Bonds (INS - BAM)(k)	3.00%	11/01/2050	1,750	1,572,581
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	2,395	2,561,995
Series 2022, Ref. GO Bonds	5.00%	04/01/2042	750	826,130
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	625	605,224
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,125	3,119,079
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	361	361,118
Series 2021 A, RB	3.25%	08/20/2036	536	500,193
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	614	589,365
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	145	145,745
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	940	985,349
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(k)	4.00%	05/15/2041	500	500,694
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2038	1,110	1,167,931
Series 2018 A, RB(h)	5.00%	12/31/2043	1,500	1,567,742
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	1,240	1,215,005
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	185	186,428
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(h)	5.00%	07/01/2027	930	936,372
Series 2012, RB(g)(h)	5.00%	07/01/2030	1,215	1,221,447
Series 2012, RB(g)(h)	5.00%	07/01/2037	2,685	2,695,261
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	655	671,503
Series 2016 A, RB(g)	5.00%	12/01/2041	1,030	1,047,849
Series 2016 A, RB(g)	5.25%	12/01/2056	750	763,868
California State University;
Series 2019 A, RB	5.00%	11/01/2044	1,495	1,684,248
Series 2019 A, RB(b)(c)	5.00%	11/01/2049	1,585	1,775,458
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	625	474,065
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	625	561,607
Series 2021, RB(g)	4.00%	08/01/2056	375	334,049
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	380	380,162
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(j)(k)	0.00%	01/15/2034	3,145	2,077,664
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(d)	5.00%	06/01/2023	1,050	1,086,157
Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	1,350	1,468,873
Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	1,650	1,795,289
Series 2018 A-1, Ref. RB(b)(d)	5.00%	06/01/2022	425	425,000
Series 2018 A-1, Ref. RB(b)(d)	5.00%	06/01/2028	1,015	1,178,479
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	2,155	285,173
Los Angeles (City of), CA Department of Airports; Series 2018 C, RB(h)	5.00%	05/15/2035	725	782,252
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019, RB(h)	5.00%	05/15/2037	2,315	2,535,426
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB(b)(d)	5.00%	07/01/2022	600	601,885
Series 2012 B, RB	5.00%	07/01/2037	600	601,430
Series 2022 A, RB(c)	5.00%	07/01/2051	1,740	2,002,266
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	435	555,294
Series 2009 B, RB	6.50%	11/01/2039	1,660	2,126,210
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	1,500	1,517,136
Regents of the University of California Medical Center Pooled Revenue; Series 2022 P, RB(c)(i)	4.00%	05/15/2053	4,065	4,159,993
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(h)	5.00%	05/01/2036	$ 875	$ 959,066
Series 2019 A, RB(h)	5.00%	05/01/2049	1,760	1,896,367
Santa Cruz (County of), CA Capital Financing Authority; Series 2021 A, RB	4.00%	06/01/2046	600	614,557
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	505	517,710
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	2,605	899,196
University of California;
Series 2018 AZ, Ref. RB(c)	4.00%	05/15/2048	1,780	1,824,945
Series 2021 Q, Ref. RB (INS - BAM)(k)	4.00%	05/15/2051	1,905	1,966,704
				68,014,153
Colorado–4.65%
Arkansas River Power Authority; Series 2006, RB(d)	5.88%	10/01/2026	925	999,131
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	580,783
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	717,121
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	559,723
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	2,745	2,866,202
Series 2019 A-2, Ref. RB(c)(i)	5.00%	08/01/2044	935	976,284
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,217,021
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(d)	5.00%	06/01/2027	435	491,858
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	690	579,490
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	509,913
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,915
Denver (City & County of), CO;
Series 2012 B, RB(b)(d)	5.00%	11/15/2022	1,400	1,423,206
Series 2018 A, RB(c)(h)	5.25%	12/01/2048	1,315	1,419,487
Series 2018 A-2, RB(j)	0.00%	08/01/2034	1,270	820,949
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	323,782
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	675	678,665
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	625	557,201
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	530	533,887
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,048
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	1,500	1,965,349
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	399,161
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	567,532
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	497,860
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,000	795,821
Series 2021 A-2, RB(l)	4.50%	12/01/2041	1,535	972,126
				21,429,515
District of Columbia–1.46%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	518,294
District of Columbia Water & Sewer Authority (Green Bonds);
Series 2019 A, RB	5.00%	10/01/2044	1,410	1,566,149
Series 2022 C-1, RB	4.00%	10/01/2051	1,250	1,277,113
Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(h)	4.00%	10/01/2039	2,100	2,157,902
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,191,365
				6,710,823
Florida–10.10%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	1,075	838,126
Series 2022 B, RB(g)	6.50%	11/15/2033	100	91,097
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	370	354,017
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2013 C, RB(b)(d)	5.25%	10/01/2023	$ 1,900	$ 1,989,401
Series 2015 A, RB(h)	5.00%	10/01/2045	1,075	1,131,633
Series 2017, RB(c)(h)(i)	5.00%	10/01/2047	1,935	2,052,303
Series 2019 B, RB(h)	4.00%	09/01/2044	625	632,945
Series 2022 A, RB	4.00%	10/01/2045	1,590	1,650,860
Series 2022 A, RB	4.00%	10/01/2047	2,510	2,590,042
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	2,500	2,587,078
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2045	190	190,676
Central Florida Expressway Authority; Series 2019 B, RB(c)(i)	5.00%	07/01/2049	1,775	1,935,042
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $976,983)(e)(f)(g)	7.75%	05/15/2035	1,000	680,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(d)	6.00%	04/01/2023	1,100	1,139,770
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,306,020
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(h)	7.38%	01/01/2049	490	495,829
Greater Orlando Aviation Authority; Series 2019 A, RB(h)	4.00%	10/01/2044	1,750	1,757,998
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	1,555	1,667,561
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	485	482,200
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	207,954
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	770,504
Series 2020 B-3, RB	3.38%	08/15/2026	105	103,398
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	730,966
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(d)(h)	5.00%	10/01/2022	2,270	2,297,455
Series 2012 A, Ref. RB(b)(d)(h)	5.00%	10/01/2022	1,510	1,528,263
Series 2012 B, Ref. RB(b)(d)	5.00%	10/01/2022	870	880,815
Series 2012 B, Ref. RB(b)(d)	5.00%	10/01/2022	1,375	1,392,092
Series 2012 B, Ref. RB(b)(d)	5.00%	10/01/2022	1,450	1,468,025
Series 2016 A, Ref. RB	5.00%	10/01/2041	965	1,023,003
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	2,890	3,088,906
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	1,000	1,005,396
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2047	1,535	1,628,054
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2050	1,105	307,284
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	335	84,820
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	335	80,817
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	285	65,497
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	375	382,587
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(b)(d)	5.00%	12/01/2024	1,125	1,207,262
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	690,173
Reunion East Community Development District; Series 2005, RB(e)(m)	5.80%	05/01/2036	197	2
South Broward Hospital District; Series 2021 A, RB	3.00%	05/01/2051	620	517,172
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	828	446,936
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,021,591
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,044,432
				46,546,002
Georgia–2.99%
Atlanta (City of), GA; Series 2015, RB(c)	5.00%	11/01/2040	6,015	6,396,463
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	2,214,209
Brookhaven Development Authority;
Series 2020, RB(c)(i)	4.00%	07/01/2044	845	857,643
Series 2020, RB(c)(i)	4.00%	07/01/2049	1,250	1,253,929
Series 2020, RB(b)(c)	4.00%	07/01/2049	400	401,257
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2042	745	797,018
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	$ 370	$ 293,670
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	642,202
Main Street Natural Gas, Inc.; Series 2019 C, RB(b)	4.00%	09/01/2026	925	944,852
				13,801,243
Hawaii–3.37%
Hawaii (State of);
Series 2014 EO, GO Bonds(b)(d)	5.00%	08/01/2024	4,500	4,794,597
Series 2015 A, RB(h)	5.00%	07/01/2041	645	678,762
Series 2015 A, RB(h)	5.00%	07/01/2045	1,295	1,359,152
Series 2018 A, RB(h)	5.00%	07/01/2043	2,580	2,769,630
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(d)	5.50%	07/01/2043	2,500	2,586,060
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,014,059
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, RB(c)	5.00%	07/01/2031	2,160	2,334,098
				15,536,358
Idaho–0.33%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	550,936
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	1,245	971,997
				1,522,933
Illinois–17.87%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	285	285,234
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(j)(k)	0.00%	01/01/2029	1,710	1,374,655
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	827,105
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	337,918
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	270,014
Series 2012, RB	5.00%	01/01/2042	2,585	2,588,156
Series 2014, RB	5.00%	11/01/2044	665	679,874
Series 2014, Ref. RB(b)(d)	5.00%	01/01/2024	890	933,591
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,701,266
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,690,251
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.75%	01/01/2038	1,900	1,925,141
Series 2015 C, RB(h)	5.00%	01/01/2046	645	656,198
Series 2015 D, RB	5.00%	01/01/2046	450	467,398
Series 2017 D, RB	5.25%	01/01/2042	1,035	1,119,272
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	475	490,379
Series 2018 A, Ref. GO Bonds (INS - AGM)(k)	5.00%	12/01/2032	535	592,915
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	547,469
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	750	758,312
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds);
Series 2016 E, GO Bonds	5.00%	12/01/2045	1,335	1,454,199
Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	1,042,015
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(h)	5.50%	01/01/2031	2,600	2,642,774
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	950	978,036
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	2,590	2,677,301
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(k)	4.00%	01/01/2041	1,485	1,508,164
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	390	403,343
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(k)	5.25%	07/01/2029	$ 1,660	$ 1,714,462
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,071,077
Series 2014, GO Bonds	5.00%	05/01/2035	355	361,144
Series 2014, GO Bonds	5.00%	05/01/2036	850	865,804
Series 2016, GO Bonds	5.00%	11/01/2036	895	924,075
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	209,668
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	121,445
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	2,042,537
Series 2018 A, GO Bonds	6.00%	05/01/2027	575	653,800
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	1,006,335
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	435	439,787
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,126,566
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(d)	5.00%	09/01/2024	1,100	1,173,234
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	270	269,964
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,002,695
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	45	44,465
Series 2019 A, Ref. RB	5.00%	11/01/2049	410	391,166
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	1,885,891
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	992	818,091
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,424
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,627,774
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	159,433
Series 2017, Ref. RB	5.25%	02/15/2037	145	149,615
Series 2017, Ref. RB	5.25%	02/15/2047	620	632,098
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	10/01/2052	2,460	2,532,127
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(j)(k)	0.00%	12/15/2029	2,100	1,628,898
Series 2015 A, RB	5.50%	06/15/2053	4,500	4,758,137
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	1,510	1,521,333
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2031	920	962,950
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2032	840	878,705
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	3,125	3,166,730
Series 2014 C, RB(c)	5.00%	01/01/2039	3,760	3,920,742
Series 2015 A, RB(c)	5.00%	01/01/2040	1,500	1,575,396
Peoria (County of), IL; Series 2011, GO Bonds(c)	5.00%	12/15/2041	3,425	3,435,138
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(k)	6.50%	07/01/2030	1,685	1,984,484
Series 2002 A, RB (INS - NATL)(k)	6.00%	07/01/2029	860	1,045,562
Series 2018 B, RB	5.00%	06/01/2040	1,730	1,957,079
Sales Tax Securitization Corp.; Series 2018 A, RB(c)	5.00%	01/01/2048	3,135	3,370,478
				82,380,289
Indiana–2.95%
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(b)(d)(h)	5.00%	07/01/2023	500	517,173
Series 2013 A, RB(b)(d)(h)	5.00%	07/01/2023	440	455,112
Series 2013, RB(b)(d)(h)	5.00%	07/01/2023	2,940	3,040,977
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	4.25%	11/01/2030	1,555	1,596,446
Series 2012 A, RB	5.00%	06/01/2032	610	610,940
Series 2012 A, RB	5.00%	06/01/2039	2,550	2,553,910
Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(d)	7.38%	07/01/2023	660	680,620
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(b)(d)	5.25%	07/01/2023	$ 1,000	$ 1,038,105
Series 2016 A, Ref. RB	5.00%	01/01/2042	940	1,010,457
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport); Series 2019, Ref. RB(h)	5.00%	01/01/2028	480	530,066
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,569,315
				13,603,121
Iowa–1.52%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,210	993,314
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	310	310,069
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,050	2,198,867
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	375	377,796
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2030	755	842,871
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	900	871,095
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,000
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,345	1,336,205
				7,000,217
Kansas–0.28%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(b)(d)	5.75%	07/01/2023	1,215	1,268,444
Kentucky–2.59%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(g)(h)	4.70%	01/01/2052	500	503,050
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(o)	2.08%	02/01/2025	530	533,359
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(k)	5.00%	12/01/2047	835	846,361
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,515	1,578,793
Series 2015 A, RB	5.00%	01/01/2045	255	264,722
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	945	996,222
Series 2017 A, Ref. RB	5.00%	06/01/2045	775	804,286
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(b)	4.00%	02/01/2028	1,115	1,150,828
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(b)(d)	5.75%	07/01/2023	1,000	1,041,786
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(c)(i)(k)	5.00%	09/01/2044	2,860	3,190,476
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,037,139
				11,947,022
Louisiana–0.85%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, RB(b)(d)	5.25%	06/01/2023	2,000	2,070,965
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(g)	3.90%	11/01/2044	690	582,584
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(k)	5.00%	10/01/2043	335	358,757
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	905	916,718
				3,929,024
Maryland–1.07%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	296,650
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,120	1,192,981
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	614,378
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(d)	5.00%	07/01/2024	1,205	1,277,348
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2038	$ 500	$ 491,705
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	679,871
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	405	402,675
				4,955,608
Massachusetts–2.00%
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2022 A, Ref. RB	5.00%	07/01/2052	1,875	2,203,233
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	1,850	1,968,867
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2046	1,300	1,359,515
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	2,525	2,613,165
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2036	235	247,797
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	740	812,465
				9,205,042
Michigan–4.00%
Academy of Warren; Series 2020 A, RB(g)	5.50%	05/01/2050	250	222,365
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)(i)(k)	5.00%	07/01/2043	1,590	1,669,832
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	240	231,740
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(c)	5.00%	04/15/2041	2,190	2,368,864
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,481,446
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	615	690,040
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(k)	5.00%	07/01/2031	2,500	2,623,444
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	494,723
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	497,567
Series 2015, RB	5.00%	07/01/2035	970	1,023,280
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	123,940
Series 2020, Ref. RB	5.00%	06/01/2045	360	342,072
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(d)	5.00%	06/01/2024	1,740	1,842,485
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(c)(d)(i)	5.00%	12/01/2046	2,965	3,136,513
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,084,953
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(h)	5.00%	06/30/2033	600	623,012
				18,456,276
Minnesota–0.58%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	365,920
Minnesota (State of) Municipal Gas Agency; Series 2022 A, RB(b)	4.00%	12/01/2027	1,000	1,047,913
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	925	985,780
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	278,794
				2,678,407
Mississippi–0.38%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	604,471
West Rankin Utility Authority; Series 2018, RB(b)(d)	5.00%	01/01/2028	1,010	1,157,837
				1,762,308
Missouri–1.45%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	802,946
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,676,150
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(h)(k)	5.00%	03/01/2049	745	796,890
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	$ 385	$ 375,080
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	255,660
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB(d)	5.25%	05/01/2033	1,175	1,212,995
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,565	1,546,028
				6,665,749
Nebraska–1.66%
Central Plains Energy Project (No. 3);
Series 2012, RB(p)	5.25%	09/01/2037	1,000	1,008,603
Series 2012, RB(p)	5.00%	09/01/2042	3,250	3,275,967
Series 2017 A, Ref. RB	5.00%	09/01/2034	155	173,775
Series 2017 A, Ref. RB	5.00%	09/01/2042	1,610	1,832,240
Central Plains Energy Project (No. 4); Series 2018, RB(b)	5.00%	01/01/2024	1,345	1,385,171
				7,675,756
New Hampshire–0.34%
New Hampshire (State of) Business Finance Authority; Series 2020 1-A, RB	4.13%	01/20/2034	1	1,018
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,340	1,567,044
				1,568,062
New Jersey–7.21%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(k)	5.75%	11/01/2028	685	785,690
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - BHAC)(c)(k)	5.25%	07/01/2026	6,625	7,323,808
Series 2005 N-1, Ref. RB (INS - NATL)(c)(i)(k)	5.50%	09/01/2022	2,820	2,848,475
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	345	349,422
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(h)	5.00%	10/01/2037	715	758,138
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2037	900	910,528
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(h)	5.38%	01/01/2043	2,000	2,044,799
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	1,940	1,945,777
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	830	877,776
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(j)(k)	0.00%	12/15/2037	1,500	847,630
Series 2010 D, RB	5.00%	12/15/2023	1,700	1,771,328
Series 2014, RB	5.00%	06/15/2030	685	749,478
Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,207,518
Series 2016 A-1, RN	5.00%	06/15/2028	770	835,192
Series 2018 A, Ref. RB	5.00%	12/15/2024	355	375,843
Series 2018 A, Ref. RB	5.00%	12/15/2032	925	1,006,374
Series 2018 A, RN(c)(i)	5.00%	06/15/2029	1,190	1,284,718
Series 2018 A, RN(c)(i)	5.00%	06/15/2030	405	435,210
Series 2018 A, RN(c)(i)	5.00%	06/15/2031	565	605,964
Series 2021 A, Ref. RB	5.00%	06/15/2033	370	412,711
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(b)(d)	5.00%	07/01/2022	2,600	2,608,210
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(h)	5.00%	12/01/2023	580	594,093
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,880	1,994,798
Series 2018 A, Ref. RB	5.25%	06/01/2046	625	673,194
				33,246,674
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	283,868
New York–25.98%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(h)	5.25%	12/31/2033	200	194,748
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
City of New York NY;
Series 2022-XM1009, RB(b)(c)	5.25%	05/01/2038	$ 1,015	$ 1,209,290
Series 2022-XM1009, RB(b)(c)	5.25%	05/01/2038	1,725	2,055,197
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	2,070,435
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	1,875	1,900,858
Series 2017 A, Ref. RB (INS - AGM)(k)	4.00%	02/15/2047	595	601,737
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,425	1,456,449
Series 2016 B, Ref. RB	5.00%	11/15/2037	110	115,379
Series 2020 A, RB (INS - AGM)(c)(k)	4.00%	11/15/2046	1,995	1,958,762
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	1,340	1,366,787
Series 2022 A, RB	4.00%	11/15/2043	2,235	2,266,991
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,510	1,571,365
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	450	468,307
Series 2020 A-1, RB (INS - BAM)(k)	4.00%	11/15/2053	295	285,434
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,075,471
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(h)	4.00%	07/15/2055	1,750	1,751,530
Two Hundred Seventh Series 2018, Ref. RB(c)(h)(i)	5.00%	09/15/2028	2,460	2,720,122
New York (City of), NY; Series 2020 C, GO Bonds	5.00%	08/01/2042	1,865	2,090,408
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(k)	3.00%	01/01/2046	1,875	1,582,588
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(b)(c)(d)	5.00%	06/15/2022	5,515	5,522,768
Series 2013 DD, RB	5.00%	06/15/2035	1,000	1,030,065
Series 2021 AA-1, RB	4.00%	06/15/2051	1,250	1,294,724
Series 2022 CC-1, RB	5.00%	06/15/2052	3,625	4,142,595
New York (City of), NY Transitional Finance Authority;
Series 2017 F-1, RB	5.00%	05/01/2042	700	760,884
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	925	1,035,715
New York (State of) Dormitory Authority; Series 2018 E, RB(c)	5.00%	03/15/2045	4,260	4,666,681
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	2,510	2,570,686
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(b)(d)	5.00%	02/15/2023	7,900	8,099,692
Series 2014 C, RB(c)	5.00%	03/15/2040	4,210	4,402,444
Series 2018 A, Ref. RB	5.25%	03/15/2038	925	1,059,756
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB(g)	4.00%	07/01/2051	2,725	2,672,720
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	500	497,149
New York (State of) Power Authority; Series 2020 A, RB(c)	4.00%	11/15/2045	2,740	2,785,785
New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)(c)	4.00%	11/15/2055	3,130	3,160,404
New York (State of) Thruway Authority;
Series 2019 B, RB(c)	4.00%	01/01/2050	4,030	4,106,160
Series 2019 B, RB (INS - AGM)(c)(i)(k)	4.00%	01/01/2050	1,950	1,995,922
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(c)	5.00%	12/15/2031	2,785	2,921,732
New York City (City of), NY Transitional Finance Authority; Subseries 2020 B-1, RB(c)	4.00%	11/01/2045	2,490	2,564,912
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	210	210,009
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,669,713
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	4,375	4,393,907
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	2,490	2,559,043
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	460	489,193
Series 2020, Ref. RB(h)	5.38%	08/01/2036	705	766,569
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	1,285	1,285,090
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,000	1,000,070
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	$ 180	$ 187,598
Series 2018, RB(h)	5.00%	01/01/2033	1,565	1,625,154
Series 2018, RB(h)	5.00%	01/01/2034	1,285	1,332,381
Series 2018, RB(h)	4.00%	01/01/2036	1,125	1,085,115
Series 2018, RB(h)	5.00%	01/01/2036	335	346,574
Series 2020, RB(h)	5.00%	10/01/2040	1,495	1,549,632
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	2,465	2,549,997
Series 2016 A, RB(h)	5.25%	01/01/2050	1,355	1,412,354
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2022, RB(h)	5.00%	12/01/2033	975	1,060,864
Series 2022, RB(h)	5.00%	12/01/2036	465	503,375
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	1,905	1,929,133
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,306,657
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	310	311,164
Triborough Bridge & Tunnel Authority;
Series 2021 C-1A, RB	5.00%	05/15/2051	515	584,970
Series 2022 C, RB	5.00%	05/15/2047	1,485	1,702,523
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	3,710	4,163,642
Series 2020 A, RB	5.00%	11/15/2054	780	871,809
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,850,896
				119,780,084
North Carolina–2.45%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	1,810	1,841,569
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2055	7,265	7,958,884
University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	1,230	1,476,402
				11,276,855
North Dakota–0.69%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	1,615	1,691,500
Series 2017 C, RB	5.00%	06/01/2048	1,440	1,500,068
				3,191,568
Ohio–5.65%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	680,784
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,169,938
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	427,190
American Municipal Power, Inc. (Prairie State Energy); Series 2015 A, Ref. RB	5.00%	02/15/2042	820	844,750
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	355	356,925
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,235	3,133,232
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	5,930	6,023,697
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	6,405	943,462
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	900	922,701
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	535	547,562
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,290	1,408,698
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(d)	8.00%	07/01/2022	750	753,958
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,135	1,143,083
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	1,885	1,982,208
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,375	1,375,276
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(g)	6.00%	04/01/2038	1,025	461,250
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(h)(k)	5.00%	12/31/2039	615	648,197
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	1,865	1,876,174
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(b)(h)	2.60%	10/01/2029	$ 1,000	$ 930,795
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(h)	4.25%	01/15/2038	440	438,986
				26,068,866
Oklahoma–1.80%
Edmond Public Works Authority;
Series 2017, RB(c)	5.00%	07/01/2042	2,035	2,266,147
Series 2017, RB(c)	5.00%	07/01/2047	1,985	2,195,959
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	3,745	3,822,142
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	1,485	1,485
				8,285,733
Oregon–0.69%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	378,602
University of Oregon; Series 2020, RB(c)(i)	5.00%	04/01/2050	2,500	2,812,853
				3,191,455
Pennsylvania–3.58%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	1,540	1,522,906
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,057,131
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(j)(k)	0.00%	10/01/2036	500	282,110
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	516,003
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2040	600	609,338
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	740	782,354
Series 2014 A-2, RB(l)	5.13%	12/01/2039	1,000	1,005,365
Series 2017 B-1, RB	5.25%	06/01/2047	1,750	1,855,988
Series 2018 A-2, RB	5.00%	12/01/2048	890	968,830
Series 2018 B, RB	5.25%	12/01/2048	875	949,234
Series 2021 A, RB	4.00%	12/01/2050	930	903,581
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	840	919,697
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	2,190	2,310,919
Series 2021, Ref. RB (INS - AGM)(h)(k)	4.00%	07/01/2041	1,230	1,242,941
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(g)	5.00%	06/15/2040	110	112,236
Series 2020, Ref. RB(g)	5.00%	06/15/2050	210	211,646
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	545	579,564
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	677,888
				16,507,731
Puerto Rico–6.77%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,575	2,616,017
Series 2002, RB	5.63%	05/15/2043	1,110	1,130,251
Series 2005 A, RB(j)	0.00%	05/15/2050	4,515	758,273
Series 2005 B, RB(j)	0.00%	05/15/2055	2,000	191,444
Series 2008 A, RB(j)	0.00%	05/15/2057	11,190	753,504
Series 2008 B, RB(j)	0.00%	05/15/2057	28,010	1,484,149
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2024	717	658,979
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	2,816	2,853,721
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	875	955,637
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	250	233,893
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(d)	5.00%	07/01/2033	$ 130	$ 130,378
Series 2012 A, RB(d)	5.13%	07/01/2037	1,185	1,188,568
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2032	1,440	1,502,011
Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $557,757) (INS - NATL)(f)(k)	5.25%	07/01/2033	550	573,531
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2035	480	500,736
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(k)	4.75%	07/01/2038	500	515,425
Series 2007 CC, Ref. RB (INS - AGM)(k)	5.25%	07/01/2033	920	974,903
Series 2007 N, Ref. RB (INS - NATL)(k)	5.25%	07/01/2032	575	599,762
Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2034	900	955,630
Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2036	800	850,623
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	335	279,287
Series 2018 A-1, RB(j)	0.00%	07/01/2029	785	598,429
Series 2018 A-1, RB(j)	0.00%	07/01/2031	1,830	1,258,243
Series 2018 A-1, RB(j)	0.00%	07/01/2033	650	397,789
Series 2018 A-1, RB(j)	0.00%	07/01/2046	3,745	1,139,497
Series 2018 A-1, RB(j)	0.00%	07/01/2051	11,375	2,513,347
Series 2018 A-1, RB	4.75%	07/01/2053	1,115	1,121,804
Series 2018 A-1, RB	5.00%	07/01/2058	2,965	3,021,974
Series 2019 A-2, RB	4.33%	07/01/2040	1,445	1,446,805
				31,204,610
Rhode Island–0.12%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	530	549,682
South Carolina–1.74%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(d)	5.25%	08/01/2023	1,200	1,249,528
South Carolina (State of) Ports Authority;
Series 2015, RB(b)(d)(h)	5.25%	07/01/2025	2,620	2,852,184
Series 2015, RB(b)(d)(h)	5.25%	07/01/2025	180	195,952
Series 2015, RB(b)(d)(h)	5.25%	07/01/2025	850	925,327
South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	890	920,994
Series 2021 B, RB	5.00%	12/01/2051	1,105	1,210,454
Series 2022 A, RB	4.00%	12/01/2052	675	662,530
				8,016,969
South Dakota–1.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	2,225	2,231,182
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,235	1,270,647
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,139,900
				4,641,729
Tennessee–3.26%
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,200	1,225,192
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,295	1,390,986
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(j)(k)	0.00%	07/01/2026	12,525	11,113,083
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2049	490	528,154
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	771,399
				15,028,814
Texas–13.96%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,600	1,615,701
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	$ 480	$ 521,740
Series 2021 B, RB	5.00%	01/01/2046	500	545,834
Clifton Higher Education Finance Corp. (Idea Public School); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,000	1,038,948
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,318,912
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2013 A, RB(b)(d)(h)	5.00%	11/01/2022	1,000	1,014,730
Harris County Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	965	981,767
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(h)	5.00%	07/15/2028	375	385,126
Series 2021, RB(h)	4.00%	07/15/2041	435	388,740
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	1,590	1,598,202
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(d)(g)	5.50%	08/15/2024	1,015	1,082,157
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(h)(k)	5.13%	11/01/2028	5,000	5,636,257
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(h)	4.63%	10/01/2031	2,305	2,392,292
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	179,095
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	1,019,489
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2047	1,000	500,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	52,614
Series 2021, RB	2.00%	11/15/2061	1,585	891,773
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	900,136
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(k)	5.00%	04/01/2046	2,505	2,590,736
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(g)(j)	0.00%	12/01/2025	195	211,178
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(g)	4.00%	08/15/2041	920	848,951
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	375,578
Series 2017, Ref. RB	5.00%	01/01/2047	460	465,043
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	1,870	1,774,217
North Texas Tollway Authority; Series 2015 B, RB(c)(i)	5.00%	01/01/2040	7,525	7,626,052
San Antonio (City of), TX;
Series 2013, RB(b)(d)	5.00%	02/01/2023	2,000	2,046,021
Series 2021 A, RB	5.00%	02/01/2046	1,310	1,473,338
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(c)	5.00%	02/15/2047	2,585	2,742,024
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,610	1,632,415
Series 2016, Ref. RB	5.00%	05/15/2045	755	759,010
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $314,153)(e)(f)	5.75%	02/15/2025	335	224,450
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,009)(e)(f)	6.38%	02/15/2048	1,490	998,300
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	64,219
Series 2020, Ref. RB	6.75%	11/15/2051	60	63,929
Series 2020, Ref. RB	6.88%	11/15/2055	60	64,260
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,424,806
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,290	1,396,371
Series 2019, RB(j)	0.00%	08/01/2040	1,500	662,418
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	2,650	1,433,682
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	955	490,005
Series 2015 C, Ref. RB	5.00%	08/15/2042	2,980	3,058,617
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	210	220,999
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	$ 3,445	$ 3,709,801
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	870	892,106
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,150	1,200,918
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(h)	5.00%	06/30/2058	1,780	1,857,488
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,008
				64,375,453
Utah–1.83%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	413,300
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	380,257
Salt Lake City (City of), UT;
Series 2018 A, RB(h)	5.00%	07/01/2048	885	939,397
Series 2018 A, RB(h)	5.25%	07/01/2048	1,185	1,273,756
Series 2021 A, RB(h)	5.00%	07/01/2032	625	700,916
Series 2021 A, RB(h)	5.00%	07/01/2051	955	1,033,601
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(c)(h)	5.00%	07/01/2047	2,065	2,179,017
Utah (County of), UT; Series 2016 B, RB(c)	4.00%	05/15/2047	1,515	1,527,896
				8,448,140
Virginia–2.64%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	935	1,136,981
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $245,000)(f)	5.00%	09/01/2050	245	179,109
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(h)	5.00%	07/01/2036	1,500	1,640,849
Series 2022, Ref. RB(h)	5.00%	07/01/2037	1,000	1,093,243
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(d)(h)	6.00%	01/01/2037	680	682,461
Series 2012, RB(d)(h)	5.50%	01/01/2042	2,705	2,713,732
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	625	677,671
Series 2022, Ref. RB(h)	5.00%	12/31/2052	990	1,067,001
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	610	635,683
Series 2017, RB(h)	5.00%	12/31/2052	1,285	1,335,220
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,000	1,030,874
				12,192,824
Washington–2.54%
Kalispel Tribe of Indians; Series 2018 B, RB(g)	5.00%	01/01/2032	700	761,911
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	2,265	2,275,525
Washington (State of); Series 2019 A, GO Bonds(c)	5.00%	08/01/2042	1,400	1,567,439
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	875	916,447
Series 2018, RB(c)(i)	5.00%	07/01/2048	3,130	3,260,349
Series 2018, RB	5.00%	07/01/2048	625	640,913
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	325	317,863
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	270	261,544
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,702,486
				11,704,477
West Virginia–0.15%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	625	679,886
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–4.99%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(g)	6.75%	08/01/2031	$ 685	$ 640,406
Series 2017, RB(g)	6.75%	12/01/2042	1,595	1,515,428
Public Finance Authority (Explore Academy); Series 2022 A, RB(g)	6.13%	02/01/2050	335	321,624
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(c)(i)	5.00%	03/01/2046	2,880	3,048,702
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	465	472,863
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2055	4,730	1,107,337
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2060	18,280	3,382,140
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	625	513,231
Series 2021, RB	4.00%	08/15/2051	2,085	2,037,824
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,579,554
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(b)(d)	5.00%	08/15/2022	1,400	1,410,829
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(g)	6.13%	02/01/2050	310	297,623
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	490	301,350
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,351,239
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,328,045
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	705,078
				23,013,273
Wyoming–0.41%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(d)	5.00%	01/01/2047	1,675	1,882,549
TOTAL INVESTMENTS IN SECURITIES(q)–167.99% (Cost $772,356,798)					774,515,704
FLOATING RATE NOTE OBLIGATIONS–(22.82)%
Notes with interest and fee rates ranging from 1.33% to 1.51% at 05/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(r)					(105,210,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(46.85)%					(215,983,861)
OTHER ASSETS LESS LIABILITIES–1.68%					7,731,687
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$461,053,530
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $2,994,115, which represented less than 1% of the Trust’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at May 31, 2022 was $3,745,268, which represented less than 1% of the Trust’s Net Assets.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $36,705,867, which represented 7.96% of the Trust’s Net Assets.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $31,700,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Zero coupon bond issued at a discount.
(k)	Principal and/or interest payments are secured by the bond insurance company listed.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(p)	Security subject to crossover refunding.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Trust’s investments with a value of $158,906,509 are held by TOB Trusts and serve as collateral for the $105,210,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$774,068,766	$446,938	$774,515,704
Invesco Advantage Municipal Income Trust II